Shareholders' Equity (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Aggregate intrinsic value		$ 2,115
Total unrecognized compensation cost related to share-based compensation arrangements granted		$ 10,961
Expected cost recognition period, in years		3 years
Options vested and expected to be vested		901,959
Options vested and expected to vest, weighted average exercise price		$ 128.45
Weighted average remaining contractual life of exercisable options		2 years 11 months 12 days
Number of options granted		0	0
Weighted average exercise price of options granted		$ 0	$ 0
2018 Equity Incentive Plan
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Shares authorized under plan		1,000,000
Period measuring the average closing price, in days		30 days
Percent vested and exercisable from the second anniversary of the commencement date		40.00%
Additional percentage vested and exercisable from the third anniversary of the commencement date		20.00%
Additional percentage vested and exercisable from the fourth anniversary of the commencement date		20.00%
Remaining percentage vested and exercisable from the fifth anniversary of the commencement date		20.00%
Expiration period		63 months
Options available for future grants under plan		95,000
Compensation expense		$ 4,086	$ 3,994
2018 Phantom Bonus Retention Plan
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation expense		$ 10,068	9,595
Number of options granted		1,914,650
Weighted average exercise price of options granted		$ 139.75
Percentage limited increase of benefit to be paid in the share price		100.00%
2012 Phantom Bonus Retention Plan
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation expense		$ 301	$ 1,858	$ 2,628
Private Placement
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Sale of stock shares issued (in shares)	1,408,921
Sale of stock, price per share (in usd per share)	$ 131.81